Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets measured at fair value on a recurring basis
Securities available for sale	$ 86,436	$ 73,804
Fair Value, Measurements, Recurring [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	86,436	73,804
Fair Value, Measurements, Recurring [Member] | U.S. agency securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	3,731	5,665
Fair Value, Measurements, Recurring [Member] | Mortgage-backed securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	79,666	65,312
Fair Value, Measurements, Recurring [Member] | Corporate securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	1,968	1,772
Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	1,071	1,055
Fair Value, Measurements, Recurring [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	476	460
Fair Value, Measurements, Recurring [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Equity securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	476	460
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	85,365	72,749
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member] | U.S. agency securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	3,731	5,665
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member] | Mortgage-backed securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	79,666	65,312
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member] | Corporate securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	1,968	1,772
Fair Value, Measurements, Recurring [Member] | (Level 3) Significant Unobservable Inputs [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	595	595
Fair Value, Measurements, Recurring [Member] | (Level 3) Significant Unobservable Inputs [Member] | Equity securities [Member]
Financial assets measured at fair value on a recurring basis
Securities available for sale	$ 595	$ 595